As filed with the Securities and Exchange Commission on March 3, 2000 Registration Nos.
811-08946
333-60833

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                 FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                               [_]
Post Effective Amendment No. 4                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 15                                                  [X]
                       (Check appropriate box or boxes)

                              SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                       Newport Beach, California  92660
        (Address of Depositor's Principal Executive Offices) (Zip Code)

    Depositor's Telephone Number, including Area Code: (949) 219-3743

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
                    (Name and Address of Agent for Service)

                       Copies of all communications to:

           Diane N. Ledger                           Jane A. Kanter, Esq.
   Pacific Life Insurance Company                  Dechert, Price & Rhoads
           P. O. Box 9000                            1775 Eye Street, N.W.
    Newport Beach, CA 92658-9030                Washington, D.C. 20006-2401


Approximate Date of Proposed Public Offering____________________________________


It is proposed that this filing will become effective (check appropriate box)

     [_] immediately upon filing pursuant to paragraph (b) of Rule 485
     [X] on April 1, 2000 pursuant to paragraph (b) of Rule 485
     [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: interests in the Separate Account under Pacific Value individual flexible premium deferred variable annuity contracts.

Filing Fee: None

                                   PROSPECTUS

(Included in Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-99-000757, filed on April 29, 1999, and incorporated by reference herein.)

                      STATEMENT OF ADDITIONAL INFORMATION

(Included in Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-99-000757, filed on April 29, 1999, and incorporated by reference herein.)

         Supplement dated April 1, 2000 to Prospectus dated May 1, 1999 for the Pacific Value Variable Annuity
            Issued by Pacific Life Insurance Company ("Prospectus")

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

This Supplement which amends the Prospectus describes the Credit Enhancements applied to Purchase Payments made to Pacific Value Variable Annuity Contracts issued on or after April 1, 2000.

The Credit Enhancements section in the PURCHASING YOUR CONTRACT section is amended as follows:

Credit Enhancement - We will add a Credit Enhancement to your Contract Value at the time each Purchase Payment is applied to the Contract. The amount of a Credit Enhancement is determined as a percentage of each Purchase Payment applied to the Contract. The Credit Enhancement will be applied at the time the Purchase Payment is effective. The Credit Enhancement will be allocated among Investment Options in the same proportion as the applicable Purchase Payment. The amount returned if the Contract Owner exercises his or her right to return the Contract during your Right to Cancel period will be reduced by any Credit Enhancements applied.

The Credit Enhancement with respect to each Purchase Payment will be based on total Purchase Payments made into the Contract less total withdrawals, including any withdrawal charges, from the Contract as of the date the Purchase Payment is applied. The Credit Enhancement as a percentage of the Purchase Payment is set forth below:

Total Purchase Payments Less Total Withdrawals                Credit Enhancement
----------------------------------------------                ------------------
Less than $250,000 ..........................................        4.0%
$250,000 or more.............................................        5.0%

During the first Contract Year, the Credit Enhancement percentage of the most recent Purchase Payment will apply to all prior Purchase Payments, if any. This will be accomplished by applying an additional Credit Enhancement to the prior Purchase Payments (if needed) effective on the date of the most recent Purchase Payment. In no event will this additional Credit Enhancement be less than zero. We will allocate any additional Credit Enhancements among Investment Options in the same proportion as the most recent Purchase Payment.


Form No. PV030300

                                    PART II

Part C:  OTHER INFORMATION

     Item 24.  Financial Statements and Exhibits
               ---------------------------------

               (a)  Financial Statements

                    Part A:  None

                    Part B:

                    (1) Registrant's Financial Statements

                    Audited Financial Statements dated as of December 31, 1998 which are incorporated by reference from the 1998 Annual Report include the following for Separate Account A:

                           Statements of Assets and Liabilities
                           Statements of Operations
                           Statements of Changes in Net Assets
                           Notes to Financial Statements

                    (2) Depositor's Financial Statements

                    Audited Consolidated Financial Statements dated as of December 31, 1998 and 1997, and for the three year period ending December 31, 1998, included in Part B include the following for Pacific Life:

                           Independent Auditors' Report
                           Consolidated Statements of Financial Condition Consolidated Statements of Operations and
                             Stockholder's Equity
                           Consolidated Statements of Cash Flows
                           Notes to Consolidated Financial Statements

               (b)  Exhibits

                    1.   (a)  Resolution of the Board of Directors of the
                              Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A./1/

                         (b) Memorandum Establishing Two New Variable Accounts--Aggressive Equity and Emerging Markets Portfolios./1/

                         (c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./1/

                    2.   Not applicable

                    3.   (a)  Distribution Agreement between Pacific Mutual Life
                              and Pacific Mutual Distributors, Inc. ("PMD") (formerly Pacific Equities Network)/1/

                         (b) Form of Selling Agreement between Pacific Mutual Life, PMD and Various Broker-Dealers/1/

                    4.   (a)  Form of Individual Flexible Premium Deferred
                              Variable Annuity Contract (Form PV9808)

                         (b)  Qualified Pension Plan Rider (Form R90-Pen-V)/1/


                         (c) 403(b) Tax-Sheltered Annuity Rider (Form R-403B-9553)/1/

                         (d)  Section 457 Plan Rider (Form R95-457)/1/

                         (e)  IRA Rider (Form R-IRA 198)/1/

                         (f)  Roth IRA Rider (Form R-RIRA 198)/1/

                         (g)  Simple IRA Rider (Form R-SIRA 198)/1/

                         (h)  Stepped-Up Death Benefit Rider (Form R9808.SDB)/1/

                         (i)  Premier Death Benefit Rider (Form R9808.PDB)/1/

                         (j)  Guaranteed Income Advantage Rider
                              (Form 23-111499)/3/


                    5.   (a)  Application Form for Individual Flexible Premium
                              Deferred Variable Annuity Contract (Form
                              25-12500)/4/

                         (b)  Variable Annuity PAC APP/1/

                         (c)  Application/Confirmation Form/4/

                    6.   (a)  Pacific Life's Articles of Incorporation/1/

                         (b)  By-laws of Pacific Life/1/

                    7.   Not applicable

                    8.   Fund Participation Agreement/4/

                    9. Opinion and Consent of legal officer of Pacific Life as to the legality of Contracts being registered./1/

                    10.  Consent of Independent Auditors/2/

                    11.  Not applicable

                    12.  Not applicable

                    13.  Performance Calculations/2/

                    14.  Not applicable

                    15.  Powers of Attorney/4/

                    16.  Not applicable

Exhibit II-3
------------

/1/ Included in Registrant's Form Type N-4/A, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

/2/ Included in Registrant's Form Type N-4, File No. 333-60833, Accession No. 0001017062-99-000757, filed on April 29, 1999, and incorporated by reference herein.

/3/ Included in Registrant's Form Type 497, File No. 333-60833, Accession No. 0001017062-99-001498, filed on August 17, 1999, and incorporated by reference herein.

/4/ Included in Registrant's Form Type N-4/B, File No. 333-60833, Accession No. 0001017062-00-000578, filed on February 29, 2000, and incorporated by reference herein.

Item 25.  Directors and Officers of Pacific Life

                                  Positions and Offices
Name and Address                  with Pacific Life

Thomas C. Sutton                  Director, Chairman of the Board, and
                                  Chief Executive Officer

Glenn S. Schafer                  Director and President

Khanh T. Tran                     Director, Senior Vice President and
                                  Chief Financial Officer

David R. Carmichael               Director, Senior Vice President and
                                  General Counsel

Audrey L. Milfs                   Director, Vice President and Corporate
                                  Secretary

Edward R. Byrd                    Vice President and Controller

Brian D. Klemens                  Vice President and Treasurer

Gerald W. Robinson                Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                             LEGAL STRUCTURE


          Pacific Life is a California Stock Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company, formerly known as PM Group Life Insurance Company (an Arizona Corporation), Pacific Mutual Distributors, Inc., and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 40% ownership of American Maturity Life Insurance Company (a Connecticut Corporation), a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company and a 95% ownership of Grayhawk Golf Holdings, LLC). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC are PMRealty Advisors Inc., Pacific Financial Products Inc. (a Delaware Corporation), PPA LLC (a Delaware Limited Liability Company), CCM LLC (a Delaware Limited Liability Company), NFJ LLC (a Delaware Limited Liability Company), and PIMCO Holding LLC (a Delaware Limited Liability Company). Pacific Asset Management LLC directly and indirectly beneficially owns approximately 33% of the outstanding partnership interests in PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Mutual Distributors, Inc. include: Associated Financial Group, Inc.; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.  Number of Contractholders

          Approximately 12,347 Qualified

          Approximately 10,552 Non-Qualified


Item 28.  Indemnification

          (a) The Distribution Agreement between Pacific Life and PMD provides substantially as follows:

               Pacific Life hereby agrees to indemnify and hold harmless PMD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PMD.

               PMD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PMD or Broker;
               (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PMD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

          (b)  The Form of Selling Agreement between Pacific Life, PMD (formerly
               PEN) and Various Broker-Dealers provides substantially as follows:

               Pacific Life and PMD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PMD pursuant to Section IV.E. of this Agreement.

               Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PMD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PMD pursuant to Section IV.E. of this Agreement,
               (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PMD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PMD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29.  Principal Underwriters

          (a) PMD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B and Pacific Select Fund.

          (b) For information regarding PMD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

          (c) PMD retains no compensation or net discounts or commissions from the Registrant.

Item 30.  Location of Accounts and Records

               The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.  Management Services

          Not applicable

Item 32.  Undertakings

          The registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

          (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

     (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 3rd day of March, 2000.

                                       SEPARATE ACCOUNT A
                                            (Registrant)
                                       By: PACIFIC LIFE INSURANCE COMPANY

                                       By:  ____________________________________
                                            Thomas C. Sutton*
                                            Chairman and Chief Executive Officer

                                       By: PACIFIC LIFE INSURANCE COMPANY
                                            (Depositor)

                                       By:  ____________________________________
                                            Thomas C. Sutton*
                                            Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


        Signature            Title                                Date

_________________________    Director, Chairman of the Board   March 3, 2000
Thomas C. Sutton*            and Chief Executive Officer

_________________________    Director and President            March 3, 2000
Glenn S. Schafer*

_________________________    Director, Senior Vice President   March 3, 2000
Khanh T. Tran*               and Chief Financial Officer

_________________________    Director, Senior Vice President   March 3, 2000
David R. Carmichael*         and General Counsel

_________________________    Director, Vice President and      March 3, 2000
Audrey L. Milfs*             Corporate Secretary

_________________________    Vice President and Controller     March 3, 2000
Edward R. Byrd*

_________________________    Executive Vice President          March 3, 2000
Gerald W. Robinson*

*By: __________________________                                March 3, 2000
     David R. Carmichael
     as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 3 of the Registration Statement filed on February 29, 2000 on Form N-4, Accession No. 0001017062-00-000578, for Separate Account A as Exhibit 15, and incorporated herein).